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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.3%

AUSTRALIA—0.9%

COAL & CONSUMABLE FUELS—0.9%
Linc Energy Ltd.* (Cost $425,291)	465,600	$641,465

BRAZIL—1.2%

DIVERSIFIED METALS & MINING—1.2%
Vale S.A.# (Cost $322,191)	31,550	813,674

CANADA—2.1%

AUTO PARTS & EQUIPMENT—0.5%
Westport Innovations Inc.*	30,000	372,000

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Potash Corporation of Saskatchewan Inc.	5,050	501,718

GOLD—0.9%
Yamana Gold Inc.	60,500	609,235

TOTAL CANADA (Cost $1,454,252)		1,482,953

CAYMAN ISLANDS—3.0%

APPLICATION SOFTWARE—2.0%
VanceInfo Technologies Inc.#*	86,300	1,383,389

INTERNET SOFTWARE & SERVICES—1.0%
Tencent Holdings Ltd.	36,950	690,383

TOTAL CAYMAN ISLANDS (Cost $1,427,290)		2,073,772

CHINA—26.2%

ADVERTISING—0.5%
Focus Media Holding Ltd.#*	24,500	328,790

AGRICULTURAL PRODUCTS—0.9%
Ausnutria Dairy Corp Ltd.*	842,000	607,167

BIOTECHNOLOGY—0.8%
China Nuokang Bio-Pharmaceutical Inc.#*	85,050	603,855

COAL & CONSUMABLE FUELS—1.5%
China Shenhua Energy Co.	254,000	1,079,334

COMMUNICATIONS EQUIPMENT—0.7%
ZTE Corp.	79,800	468,572

COMPUTER & ELECTRONICS RETAIL—1.3%
GOME Electrical Appliances Holdings Ltd.*	2,558,000	905,819

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Sany Heavy Equipment International Holdings Co., Ltd.*	268,000	277,804

DISTILLERS & VINTNERS—1.1%
Yantai Changyu Pioneer Wine Co.*	88,200	767,756

DIVERSIFIED BANKS—2.3%
Bank of China Ltd.	797,000	385,882
China Construction Bank Corp.	710,000	546,724

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)
Industrial & Commercial Bank of China	899,000	$659,846
		1,592,452
DIVERSIFIED METALS & MINING—0.5%
China Metal Recycling Holdings Ltd.*	359,400	368,383

ELECTRIC UTILITIES—1.4%
China Longyuan Power Group Corp.*	764,243	944,737

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
RINO International Corp.*	18,450	371,768

HEALTH CARE EQUIPMENT—1.5%
China Medical Technologies Inc. #	35,250	460,718
Mindray Medical International Ltd. #	16,300	568,381
		1,029,099
HIGHWAYS & RAILTRACKS—0.5%
Hainan Meilan International Airport Co., Ltd.	331,000	383,600

HOTELS RESORTS & CRUISE LINES—0.8%
Ctrip.com International Ltd.#*	18,600	581,994

INDUSTRIAL MACHINERY—1.6%
Chongqing Machinery & Electric Co., Ltd. *	1,780,000	410,280
Duoyuan Global Water Inc. #*	11,350	323,475
SmartHeat Inc. *	31,950	363,911
		1,097,666
INSURANCE BROKERS—0.2%
CNinsure Inc.#	8,200	152,602

INTEGRATED OIL & GAS—1.1%
PetroChina Co., Ltd.	702,000	795,478

INTERNET SOFTWARE & SERVICES—1.9%
Baidu Inc. #*	1,750	720,493
Netease.com #*	18,950	621,560
		1,342,053
LEISURE PRODUCTS—0.8%
Anta Sports Products Ltd.	439,000	579,989

LIFE & HEALTH INSURANCE—1.5%
China Life Insurance Co., Ltd.	247,000	1,103,658

MARINE—0.9%
China COSCO Holdings Co., Ltd.	537,000	642,390

MULTI-LINE INSURANCE—0.6%
China Pacific Insurance Group Co., Ltd.*	110,967	412,952

PACKAGED FOODS & MEATS—1.2%
China Yurun Food Group Ltd.	289,000	811,264

PAPER PRODUCTS—1.0%
Nine Dragons Paper Holdings Ltd.	476,649	677,604

PHARMACEUTICALS—0.7%
China Shineway Pharmaceutical Group Ltd.	266,000	467,201

TOTAL CHINA (Cost $16,198,566)		18,393,987

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—18.6%

AGRICULTURAL PRODUCTS—0.8%
China Agri-Industries Holdings Ltd.	456,000	$628,286

AUTOMOBILE MANUFACTURERS—0.6%
Denway Motors Ltd.	728,000	417,157

CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.	1,113,600	388,604

CONSUMER ELECTRONICS—1.0%
Haier Electronics Group Co., Ltd. *	651,000	314,355
TCL Multimedia Technology Holdings Ltd. *	516,000	416,606
		730,961
ELECTRONIC COMPONENTS—2.2%
AAC Acoustic Technologies Holdings Inc. *	614,000	1,013,595
Truly International Holdings	470,000	562,240
		1,575,835
ELECTRONIC MANUFACTURING SERVICES—0.9%
Ju Teng International Holdings Ltd.*	710,000	617,121

GAS UTILITIES—1.0%
China Resources Gas Group Ltd.	500,000	728,827

HOTELS RESORTS & CRUISE LINES—0.5%
China Travel International Inv., Hong Kong Ltd.	1,322,000	328,547

LEISURE PRODUCTS—0.8%
Fushan International Energy Group Ltd.	658,000	568,534

MARINE—0.6%
Orient Overseas International Ltd.	64,500	444,346

MARINE PORTS & SERVICES—1.0%
China Merchants Holdings International Co., Ltd.	200,000	673,457

MULTI-LINE INSURANCE—0.7%
China Taiping Insurance Holdings Co., Ltd.*	161,600	509,819

OIL & GAS EXPLORATION & PRODUCTION—0.7%
CNOOC Ltd.	327,000	467,389

RAILROADS—0.8%
MTR Corp.	163,921	531,916

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.4%
Cheung Kong Holdings Ltd.	47,000	557,096
China Resources Enterprise Ltd.	236,200	781,665
Silver Grant International *	1,162,000	412,975
Sino Land Co., Ltd.	194,000	324,253
Sun Hung Kai Properties Ltd.	26,000	338,815
		2,414,804
SPECIALIZED FINANCE—2.3%
Hong Kong Exchanges and Clearing Ltd.	94,700	1,609,652

WIRELESS TELECOMMUNICATION SERVICES—0.8%
China Mobile Ltd.	60,500	574,937

TOTAL HONG KONG (Cost $9,590,366)		13,210,192

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IRELAND—0.7%

HEALTH CARE EQUIPMENT—0.7%
Covidien PLC (Cost $494,320)	11,400	$576,384

JAPAN—1.5%

AUTOMOBILE MANUFACTURERS—0.7%
Honda Motor Co., Ltd.	14,550	493,533

HOME ENTERTAINMENT SOFTWARE—0.8%
Nintendo Co., Ltd.#	17,100	596,790

TOTAL JAPAN (Cost $1,020,345)		1,090,323

SWITZERLAND—0.9%

OIL & GAS DRILLING—0.9%
Transocean Ltd.* (Cost $337,866)	7,600	644,024

TAIWAN—11.7%

COMPUTER HARDWARE—1.4%
Wistron Corp. *	313,009	596,702
Wistron NeWeb Corp. *	277,000	442,215
		1,038,917
COMPUTER STORAGE & PERIPHERALS—1.6%
InnoLux Display Corp. *	473,830	780,175
Lite-On Technology Corp. *	281,501	358,639
		1,138,814
DISTRIBUTORS—1.1%
WPG Holdings Co., Ltd.*	505,000	787,235

DIVERSIFIED BANKS—0.7%
Chinatrust Financial Holding Co., Ltd. *	278,176	152,385
First Financial Holding Co., Ltd. *	640,625	358,955
		511,340
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Cheng Uei Precision Industry Co., Ltd. *	286,620	587,666
Simplo Technology Co., Ltd. *	84,128	480,604
		1,068,270
ELECTRONIC COMPONENTS—0.6%
Wintek Corp.*	510,000	397,515

ELECTRONIC MANUFACTURING SERVICES—2.1%
Hon Hai Precision Industry Co., Ltd.*	365,200	1,537,576

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Taiwan Fertilizer Co., Ltd.	116,000	379,453

LIFE & HEALTH INSURANCE—0.6%
Cathay Financial Holding Co., Ltd.*	242,000	410,580

OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Fubon Financial Holding Co., Ltd.*	147,000	172,097

PACKAGED FOODS & MEATS—0.4%
Uni-President Enterprises Corp.*	274,572	293,945

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TAIWAN—(CONT.)
SEMICONDUCTORS—1.0%
Pixart Imaging Inc. *	44,434	$281,659
Taiwan Semiconductor Manufacturing Co., Ltd. #	43,071	437,601
		719,260
TOTAL TAIWAN (Cost $6,075,979)		8,455,002

UNITED STATES—29.5%

AEROSPACE & DEFENSE—0.6%
BE Aerospace Inc.*	17,850	400,376

AIR FREIGHT & LOGISTICS—1.2%
United Parcel Service Inc., CI. B	15,050	869,439

APPLICATION SOFTWARE—0.5%
SolarWinds Inc.*	18,250	354,598

BIOTECHNOLOGY—1.1%
Celgene Corp. *	4,400	249,832
Human Genome Sciences Inc. *	17,400	460,578
		710,410
CASINOS & GAMING—1.2%
International Game Technology	8,200	150,388
Las Vegas Sands Corp. *	45,350	702,925
		853,313
COMMERCIAL PRINTING—0.2%
Warnaco Group Inc., /The*	4,350	168,432

COMMUNICATIONS EQUIPMENT—3.0%
Cisco Systems Inc. *	55,050	1,236,973
Qualcomm Inc.	23,450	919,006
		2,155,979
COMPUTER HARDWARE—2.2%
Apple Inc. *	5,450	1,047,054
Lenovo Group Ltd.	684,000	473,856
		1,520,910
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Cummins Inc.	6,900	311,604
Deere & Co.	10,600	529,470
		841,074
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,500	374,850

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
First Solar Inc.*	2,200	249,260

ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Hollysys Automation Technologies Ltd.*	48,000	552,000

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Mosaic Co., /The	10,400	556,504

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	4,650	238,406

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)
HEALTH CARE EQUIPMENT—0.5%
CR Bard Inc.	4,300	$356,427

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard Inc.	35,150	357,124

HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores Inc.	13,350	713,291

INDUSTRIAL MACHINERY—0.6%
SPX Corp.	8,800	479,071

INTERNET RETAIL—0.5%
Amazon.com Inc.*	3,000	376,230

INTERNET SOFTWARE & SERVICES—1.7%
GSI Commerce Inc. *	17,650	401,714
Yahoo! Inc. *	49,250	739,242
		1,140,956
LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	3,650	182,464

LIFE SCIENCES TOOLS & SERVICES—1.0%
Illumina Inc.*	18,900	693,441

PHARMACEUTICALS—1.5%
Johnson & Johnson	17,150	1,078,049

RESTAURANTS—1.0%
Yum! Brands Inc.	20,100	687,621

SEMICONDUCTORS—3.9%
Altera Corp.	24,850	529,802
Atheros Communications Inc. *	14,500	465,015
Broadcom Corp., CI. A	5,450	145,624
Intel Corp.	45,800	888,520
Skyworks Solutions Inc. *	52,050	660,515
		2,689,476
SPECIALIZED FINANCE—0.4%
CME Group Inc.	1,100	315,502

SPECIALIZED REITS—0.5%
Host Hotels & Resorts Inc.*	31,585	334,801

STEEL—1.0%
Cliffs Natural Resources Inc.	17,000	679,150

SYSTEMS SOFTWARE—1.2%
Microsoft Corp.	30,450	858,081

TOTAL UNITED STATES (Cost $18,253,215)		20,787,235

TOTAL COMMON STOCKS (Cost $55,599,681)		68,169,011

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—1.4%

BRAZIL—1.4%

DIVERSIFIED METALS & MINING—1.4%
Vale Capital II, 6.75%, 6/15/2012* (Cost $814,306)	13,265	$1,001,640

	PRINCIPAL
	AMOUNT
CORPORATE BONDS—0.9%

UNITED STATES—0.9%

CASINOS & GAMING—0.9%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 662.50%, 12/1/14(L2) (Cost $597,564)	650,000	625,625

SHORT-TERM INVESTMENTS—2.3%

TIME DEPOSITS—2.3%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $1,637,034)	1,637,034	1,637,034

Total Investments (Cost $58,648,585)(a)	100.9%	71,433,310
Liabilities in Excess of Other Assets	(0.9)	(615,898)

NET ASSETS	100.0%	$70,817,412

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $61,110,922 amounted to $10,322,388 which consisted of aggregate gross unrealized appreciation of $14,834,372 and aggregate gross unrealized depreciation of $4,511,984.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (formerly The China-U.S. Growth Fund) (the “Fund”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (“Alger Management”), the Fund’s investment manager. The Fund’s single share class was redesignated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. Class C shares were first offered March 3, 2008, and are generally subject to a deferred sales charge.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Fund having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. Inputs for Level 1 include exchange listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

Alger China-U.S. Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,250,129	$8,250,129	—	—
Consumer Staples	$3,821,709	$3,821,709	—	—
Energy	3,627,690	3,627,690	—	—
Financials	9,722,723	9,722,723	—	—
Health Care	5,514,866	5,514,866	—	—
Industrials	8,887,473	8,887,473	—	—
Information Technology	21,510,199	21,510,199	—	—
Materials	4,585,721	4,585,721	—	—
Telecommunication Services	574,937	574,937	—	—
Utilities	1,673,564	1,673,564	—	—
TOTAL COMMON STOCKS	68,169,011	68,169,011	—	—
CONVERTIBLE PREFERRED STOCK
Materials	$1,001,640	$1,001,640	—	—
CORPORATE BONDS
Consumer Discretionary	$625,625	—	$625,625	—
SHORT-TERM INVESTMENTS
Time Deposits	$1,637,034	—	$1,637,034	—
TOTAL INVESTMENTS IN SECURITIES	$71,433,310	$69,170,651	$2,262,659	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Fund may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The Fund purchases put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2. Controls and Procedures.

(a)   Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 29, 2010